Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Narrative (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year	kr 1,414,000,000	kr 760,000,000	kr 573,000,000
Impairment loss recognised in research and development intangible assets other than goodwill		760,000,000
Impairment loss, marketable products	0	0
Impairment losses for the year	kr 0	0
Discount rate applied to cash flow projections	7.00%
Discount rate applied to cash flow projections, pre tax	8.30%
Period over which management has projected cash flows	9 years
Intangible assets	kr 60,406,000,000	50,939,000,000
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions during the year	13,067,000,000	2,736,000,000
Goodwill	4,464,000,000	4,615,000,000	4,346,000,000
Intangible assets	70,793,000,000	59,627,000,000	49,582,000,000
Internally generated
Disclosure of detailed information about intangible assets [line items]
Additions during the year	500,000,000	544,000,000
Intellectual property rights
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year		760,000,000
Intangible assets not yet in use	34,012,000,000	27,536,000,000
Intangible assets	52,520,000,000	42,994,000,000
Intellectual property rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions during the year	12,567,000,000	1,310,000,000
Intangible assets	60,745,000,000	49,731,000,000	kr 41,802,000,000
Intellectual property rights | Ecedurenone
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,650,000,000
Intellectual property rights | Etavopivat
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,740,000,000	5,546,000,000
Intellectual property rights | Ziltivekimab
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,648,000,000	4,648,000,000
Intellectual property rights | Nedosiran
Disclosure of detailed information about intangible assets [line items]
Intangible assets	kr 4,206,000,000	3,704,000,000
Useful life	13 years
Intellectual property rights | Rybelsus
Disclosure of detailed information about intangible assets [line items]
Intangible assets	kr 6,018,000,000	kr 6,584,000,000
Useful life	11 years	12 years
Intellectual property rights | RNAi Technology Platform
Disclosure of detailed information about intangible assets [line items]
Intangible assets	kr 9,480,000,000	kr 10,251,000,000
Useful life	21 years	22 years
Intellectual property rights | Biocorp Production S.A., France
Disclosure of detailed information about intangible assets [line items]
Additions during the year	kr 1,221,000,000
Intellectual property rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	25 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	kr 1,277,000,000	kr 1,017,000,000
Diabetes and Obesity care
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year	1,796,000,000	250,000,000
Goodwill	4,018,000,000	4,154,000,000
Rare disease
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year		510,000,000
Reversal of impairment loss recognised in profit or loss	382,000,000
Goodwill	kr 446,000,000	kr 461,000,000